Stock Prices and Dividends (Detail) (USD $)	3 Months Ended												12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stock Prices and Dividends [Abstract]
High	$ 101.88	$ 98.15	$ 87.04	$ 87.71	$ 89.45	$ 91.47	$ 85.84	$ 92.01	$ 99.40	$ 95.00	$ 87.36	$ 72.12	$ 101.88	$ 92.01	$ 99.40
Low	$ 84.50	$ 86.51	$ 75.80	$ 70.42	$ 71.90	$ 76.92	$ 59.26	$ 60.36	$ 83.65	$ 82.80	$ 67.52	$ 54.26	$ 70.42	$ 59.26	$ 54.26
Dividends	$ 0.45	$ 0.43	$ 0.41	$ 0.41	$ 0.41	$ 0.39	$ 0.37	$ 0.37	$ 0.37	$ 0.32	$ 0.29	$ 0.27	$ 1.70	$ 1.54	$ 1.25